Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advance to suppliers		$ 4,221	$ 490
Export input VAT receivables	[1]	3,384	2,848
Employee receivables and business advances		1,788	109
Insurance receivables on written-off accounts receivables	[2]	282
Security deposits		205	240
Interest receivable		181	543
Deferred offering costs			1,419
Others	[3]	855	21
Total		$ 10,916	$ 5,670

[1]	Export input VAT represents mainly the refundable input VAT the Group has paid for the production of the products in PRC when declaring goods for export.
[2]	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.
[3]	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.